Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions
Related Party Transactions

14. Related Party Transactions

The Company uses the services of a travel agency owned by a relative of one of the Company’s key stockholders. The Company incurred travel related expenses in the amount of approximately $0 and $0.1 million during the three and nine months ended September 30, 2020 and less than $0.1 million and $0.2 million during the three and nine months ended September 30, 2019, respectively, in connection with these services.

The Company has leased office space in the United States and The Netherlands from an affiliate. The rental expense recorded was less than $0.1 million and $0.1 million for the three and nine months ended September 30, 2020 and 2019, respectively. There were no outstanding amounts due to or from related parties as of September 30, 2020 and December 31, 2019.

The Company’s Chief Executive Officer and the Company’s President and Chief Operating Officer, both of whom are also members of the Company’s board of directors, are the two sole members of the board of directors of the Lemonade Foundation. During the nine months ended September 30, 2020, the Company contributed of 500,000 shares of common stock with a fair market value of $24.36 per share (see Note 10). The Company recorded $12.2 million of non-cash expense within general and administrative expense in connection with this contribution. As of September 30, 2020, the Company had a receivable of $0.1 million from the Lemonade Foundation in connection with certain expenses paid for by the Company on behalf of the Lemonade Foundation.

19. Related Party Transactions

The Company uses the services of a travel agency owned by a relative of one of the Company’s key stockholders. During the years ended December 31, 2018 and 2019, the Company incurred travel related expenses in the amount of approximately $0.2 million and $0.3 million, respectively, in connection with these services.

The Company has leased office space in the Netherlands from an affiliate. Rental expense recorded for the years ended December 31, 2018 and 2019 in connection with this leased space was less than $0.1 million and $0.1 million, respectively.

There were no outstanding amounts due to or from related parties as of December 31, 2018 and 2019.